Real Estate - Schedule of Accumulated Depreciation and Amortization Related to Consolidated Real Estate Properties and Related Intangibles (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Investments in real estate	$ 1,585,162,786	$ 1,575,311,904	$ 1,558,892,731
Less: Accumulated depreciation and amortization	(255,443,023)	(218,672,162)	(147,726,630)
Total real estate held for investment, net	1,329,719,763	1,356,639,742	1,411,166,101
Land [Member]
Real Estate [Line Items]
Investments in real estate	164,113,072	164,113,072	164,113,072
Less: Accumulated depreciation and amortization	0	0	0
Total real estate held for investment, net	164,113,072	164,113,072	164,113,072
Building And Improvements [Member]
Real Estate [Line Items]
Investments in real estate	1,421,049,714	1,411,198,832	1,394,779,659
Less: Accumulated depreciation and amortization	(255,443,023)	(218,672,162)	(147,726,630)
Total real estate held for investment, net	1,165,606,691	1,192,526,670	$ 1,247,053,029
Real Estate Held for Investment [Member]
Real Estate [Line Items]
Investments in real estate	1,587,739,253	1,575,311,904
Less: Accumulated depreciation and amortization	(255,443,023)	(218,672,162)
Total real estate held for investment, net	1,332,296,230	1,356,639,742
Real Estate Under Development [Member]
Real Estate [Line Items]
Investments in real estate	2,576,467	0
Less: Accumulated depreciation and amortization	0	0
Total real estate held for investment, net	$ 2,576,467	$ 0